Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 3.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
American Airlines Group, Inc., 5.00%, 6/1/22(1)	$500	$ 500,572
		$ 500,572
Building and Development — 0.2%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23(1)	$500	$ 507,500
		$ 507,500
Cable and Satellite Television — 0.4%
CSC Holdings, LLC, 5.875%, 9/15/22	$925	$ 933,422
		$ 933,422
Financial Intermediaries — 1.4%
Ally Financial, Inc., 4.625%, 5/19/22	$1,000	$ 1,003,919
Ford Motor Credit Co., LLC, 3.087%, 1/9/23	925	927,197
Navient Corp., 5.50%, 1/25/23	1,007	1,020,766
		$ 2,951,882
Lodging and Casinos — 0.2%
MGM Resorts International, 6.00%, 3/15/23	$310	$ 317,398
		$ 317,398
Oil and Gas — 0.5%
Energy Transfer, L.P., 4.25%, 3/15/23	$1,000	$ 1,011,274
		$ 1,011,274
Telecommunications — 0.7%
Sprint Communications, Inc., 6.00%, 11/15/22	$1,500	$ 1,535,610
		$ 1,535,610
Utilities — 0.2%
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	$525	$ 524,260
		$ 524,260
Total Corporate Bonds (identified cost $8,222,726)		$ 8,281,918

Senior Floating-Rate Loans — 123.6%(2)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 2.5%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 1/18/27	$269	$ 265,888
Dynasty Acquisition Co., Inc.:
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	653	644,109
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 4/6/26	351	346,295
Spirit Aerosystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 1/15/25	223	222,541
TransDigm, Inc.:
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 8/22/24	1,174	1,159,940
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 12/9/25	2,859	2,811,581
		$ 5,450,354
Airlines — 0.1%
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	$300	$ 312,563
		$ 312,563
Auto Components — 2.3%
Adient US, LLC, Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$372	$ 367,225
Chassix, Inc., Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), 11/15/23(3)	239	214,719
Clarios Global, L.P., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/30/26	1,204	1,191,624
DexKo Global, Inc.:
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	60	58,900
Term Loan, 4.717%, (3 mo. USD LIBOR + 3.75%), 10/4/28	315	309,225
Garrett LX I S.a.r.l., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	274	268,153
LTI Holdings, Inc.:
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 9/6/25	169	165,413
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	73	72,439
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	140	138,873
Term Loan, 5.207%, (1 mo. USD LIBOR + 4.75%), 7/24/26	84	83,953
Tenneco, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/1/25	1,379	1,366,911

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 1/31/28	$470	$ 456,877
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	398	380,754
		$ 5,075,066
Automobiles — 0.4%
Bombardier Recreational Products, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$197	$ 193,863
MajorDrive Holdings IV, LLC, Term Loan, 4.563%, (3 mo. USD LIBOR + 4.00%), 6/1/28	248	244,868
Thor Industries, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%), 2/1/26	385	384,281
		$ 823,012
Beverage — 0.2%
Arterra Wines Canada, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$395	$ 391,873
		$ 391,873
Biotechnology — 0.2%
Alltech, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/13/28	$224	$ 221,632
Grifols Worldwide Operations USA, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 11/15/27	324	318,388
		$ 540,020
Building Products — 2.4%
ACProducts, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/17/28	$744	$ 677,174
Cornerstone Building Brands, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/12/28	322	312,299
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	2,000	1,987,500
Gardner Denver, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	434	427,631
Ingersoll-Rand Services Company, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/1/27	515	507,072
LHS Borrower, LLC, Term Loan, 5.25%, (SOFR + 4.75%, Floor 0.50%), 2/16/29	650	644,312
MI Windows and Doors, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 12/18/27	108	106,902
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	494	492,650
		$ 5,155,540
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 2.3%
Advisor Group, Inc., Term Loan, 4.957%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$415	$ 413,274
Aretec Group, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 10/1/25	2,473	2,455,485
Brookfield Property REIT, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 8/27/25	348	340,153
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	96	95,760
Franklin Square Holdings, L.P., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%), 8/1/25	193	191,311
Hudson River Trading, LLC, Term Loan, 3.144%, (SOFR + 3.00%), 3/20/28	941	928,784
Mariner Wealth Advisors, LLC:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 8/18/28	196	193,687
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 8/18/28	28	27,711
Victory Capital Holdings, Inc., Term Loan, 2.466%, (3 mo. USD LIBOR + 2.25%), 7/1/26	343	338,676
		$ 4,984,841
Chemicals — 5.2%
Apergy Corporation, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%), 5/9/25	$51	$ 50,328
Aruba Investments, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/24/27	297	293,666
Atotech B.V., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28	397	393,278
Charter NEX US, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	173	172,294
CPC Acquisition Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/29/27	297	291,060
Ferro Corporation:
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24	34	34,227
Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 2/14/24	34	33,499
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27	287	283,410
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 8/28/26	80	79,026
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26	968	950,954
INEOS US Finance, LLC:
Term Loan, 2.46%, (1 mo. USD LIBOR + 2.00%), 4/1/24	1,245	1,226,079

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
INEOS US Finance, LLC: (continued)
Term Loan, 11/8/28(4)	$275	$ 270,531
Kraton Corporation, Term Loan, 3.99%, (3 mo. USD LIBOR + 3.25%), 3/15/29	200	197,750
Lonza Group AG:
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 7/3/28	521	510,159
Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/3/28	200	195,323
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 9/29/27	322	320,153
Messer Industries GmbH, Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 3/2/26	862	853,090
Momentive Performance Materials, Inc., Term Loan, 3.70%, (1 mo. USD LIBOR + 3.25%), 5/15/24	1,070	1,058,911
Orion Engineered Carbons GmbH, Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 9/24/28	174	170,098
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26	147	139,286
Starfruit Finco B.V., Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 10/1/25	838	825,636
Tronox Finance, LLC, Term Loan, 3.164%, (USD LIBOR + 2.25%), 3/10/28(3)	1,249	1,230,189
Venator Materials Corporation, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 8/8/24	1,242	1,185,633
W.R. Grace & Co.-Conn., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/22/28	499	495,711
		$ 11,260,291
Commercial Services & Supplies — 4.0%
Allied Universal Holdco, LLC, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	$1,302	$ 1,285,079
Aramark Services, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 3/11/25	326	321,127
Asplundh Tree Expert, LLC, Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 9/7/27	468	463,664
Belfor Holdings, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 4/6/26	195	193,771
EnergySolutions, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/9/25	619	607,538
Garda World Security Corporation, Term Loan, 4.57%, (SOFR + 4.25%), 2/1/29	125	123,906
GFL Environmental, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	781	779,551
Harsco Corporation, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 3/10/28	174	169,345
IRI Holdings, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 12/1/25	605	603,403
Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
KAR Auction Services, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%), 9/19/26	$244	$ 241,770
LABL, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 5.00%, Floor 0.50%), 10/29/28	324	320,439
PECF USS Intermediate Holding III Corporation, Term Loan, 4.758%, (3 mo. USD LIBOR + 4.25%), 12/15/28	299	296,899
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	336	325,640
Prime Security Services Borrower, LLC, Term Loan, 3.50%, (USD LIBOR + 2.75%, Floor 0.75%), 9/23/26(3)	986	979,308
SITEL Worldwide Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 8/28/28	821	815,659
TMS International Corp., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 8/14/24	99	98,133
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	222	221,354
US Ecology Holdings, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 11/1/26	98	97,429
Werner FinCo, L.P., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 7/24/24	836	831,048
		$ 8,775,063
Communications Equipment — 0.6%
CommScope, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$683	$ 667,464
Plantronics, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 7/2/25	450	447,686
Tiger Acquisition, LLC, Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 6/1/28	224	215,228
		$ 1,330,378
Construction Materials — 0.9%
Quikrete Holdings, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 2/1/27	$1,889	$ 1,846,071
		$ 1,846,071
Containers & Packaging — 3.2%
BWAY Holding Company, Term Loan, 3.481%, (1 mo. USD LIBOR + 3.25%), 4/3/24	$714	$ 705,892
Flex Acquisition Company, Inc.:
Term Loan, 3.214%, (3 mo. USD LIBOR + 3.00%), 6/29/25	575	574,795
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 3/2/28	2,080	2,076,345
Pregis TopCo Corporation, Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 7/31/26	244	239,793

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc.:
Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/2/28	$274	$ 267,112
Term Loan - Second Lien, 7.25%, (3 mo. USD LIBOR + 6.75%, Floor 0.50%), 10/1/29	175	170,406
Proampac PG Borrower, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/3/25	907	889,803
Reynolds Group Holdings, Inc.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/5/26	568	553,820
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 9/20/28	448	436,780
Trident TPI Holdings, Inc.:
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/17/24	746	739,584
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28(5)	43	42,914
Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 9/15/28	305	301,812
		$ 6,999,056
Distributors — 0.7%
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (12 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	$744	$ 736,001
White Cap Buyer, LLC, Term Loan, 4.25%, (SOFR + 3.75%, Floor 0.50%), 10/19/27	864	855,152
		$ 1,591,153
Diversified Consumer Services — 0.8%
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/11/28	$299	$ 296,070
KUEHG Corp., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 2/21/25	1,358	1,341,860
Sotheby's, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/15/27	171	171,241
		$ 1,809,171
Diversified Telecommunication Services — 7.1%
Altice France S.A.:
Term Loan, 3.927%, (3 mo. USD LIBOR + 3.69%), 1/31/26	$1,245	$ 1,220,243
Term Loan, 4.506%, (3 mo. USD LIBOR + 4.00%), 8/14/26	1,481	1,455,584
CenturyLink, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 3/15/27	2,713	2,645,172
GEE Holdings 2, LLC, Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	4	3,218
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Telenet Financing USD, LLC, Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), 4/30/28	$1,500	$ 1,468,125
UPC Broadband Holding B.V., Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 4/30/28	325	318,256
UPC Financing Partnership, Term Loan, 3.397%, (1 mo. USD LIBOR + 3.00%), 1/31/29	1,275	1,264,481
Virgin Media Bristol, LLC:
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,100	3,064,641
Term Loan, 3.647%, (1 mo. USD LIBOR + 3.25%), 1/31/29	475	471,957
Zayo Group Holdings, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 3/9/27	919	894,983
Ziggo Financing Partnership, Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,650	2,612,320
		$ 15,418,980
Electrical Equipment — 0.9%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25	$1,259	$ 1,238,514
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	248	245,665
II-VI Incorporated, Term Loan, 12/1/28(4)	475	469,854
		$ 1,954,033
Electronic Equipment, Instruments & Components — 1.4%
Chamberlain Group, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/3/28	$723	$ 715,052
CPI International, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 7/26/24	679	674,820
Creation Technologies, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.50%, Floor 0.50%), 10/5/28	450	440,438
EXC Holdings III Corp., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 12/2/24	856	853,638
Mirion Technologies, Inc., Term Loan, 3.25%, (6 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/20/28	324	322,297
TTM Technologies, Inc., Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/28/24	54	53,303
		$ 3,059,548
Engineering & Construction — 1.5%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	$199	$ 198,254
Amentum Government Services Holdings, LLC:
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 1/29/27	368	365,828
Term Loan, 4.647%, (SOFR + 4.00%), 2/15/29(3)	350	348,104

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
American Residential Services, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 10/15/27	$222	$ 220,521
APi Group DE, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 10/1/26	540	534,245
Centuri Group, Inc., Term Loan, 3.008%, (3 mo. USD LIBOR + 2.50%), 8/27/28	332	327,722
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	99	98,339
Pike Corporation, Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 1/21/28	168	166,655
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28	1,102	1,093,653
		$ 3,353,321
Entertainment — 3.7%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	$197	$ 196,760
Crown Finance US, Inc.:
Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 2/28/25	606	469,103
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26	562	426,281
Term Loan, 9.25%, (6 mo. USD LIBOR + 8.25%, Floor 1.00%), 2/28/25	134	142,604
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(6)	174	205,846
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	1,175	1,168,978
Live Nation Entertainment, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%), 10/17/26	2,630	2,576,200
Playtika Holding Corp., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 3/13/28	830	820,105
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	1,990	1,971,527
		$ 7,977,404
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 2.207%, (1 mo. USD LIBOR + 1.75%), 1/2/26	$336	$ 332,080
		$ 332,080
Food & Staples Retailing — 0.3%
US Foods, Inc., Term Loan, 2.508%, (3 mo. USD LIBOR + 2.00%), 9/13/26	$634	$ 622,571
		$ 622,571
Borrower/Description	Principal Amount (000's omitted)	Value
Food Products — 1.4%
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/8/28	$200	$ 195,750
Del Monte Foods, Inc., Term Loan, 2/15/29(4)	200	197,625
Froneri International, Ltd., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 1/29/27	811	797,796
H Food Holdings, LLC:
Term Loan, 4.145%, (1 mo. USD LIBOR + 3.688%), 5/23/25	652	629,106
Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 5/23/25	169	164,180
Monogram Food Solutions, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 8/28/28	249	246,258
Nomad Foods Europe Midco Limited, Term Loan, 2.756%, (3 mo. USD LIBOR + 2.25%), 5/15/24	242	240,665
Shearer's Foods, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/23/27	172	167,802
Simply Good Foods USA, Inc., Term Loan, 3.792%, (SOFR + 3.25%), 7/7/24	99	98,371
Sovos Brands Intermediate, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 6/8/28	228	226,085
		$ 2,963,638
Health Care Equipment & Supplies — 1.0%
Bayou Intermediate II, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), 8/2/28	$324	$ 319,324
CryoLife, Inc., Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 6/1/27	168	165,049
Gloves Buyer, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/29/27	248	244,526
Journey Personal Care Corp., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/1/28	447	426,248
Ortho-Clinical Diagnostics S.A., Term Loan, 3.235%, (1 mo. USD LIBOR + 3.00%), 6/30/25	1,026	1,023,680
		$ 2,178,827
Health Care Providers & Services — 5.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 4.813%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$474	$ 473,220
Cano Health, LLC, Term Loan, 4.507%, (SOFR + 4.00%), 11/23/27	192	189,409
CCRR Parent, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/6/28	223	223,919
CHG Healthcare Services, Inc., Term Loan, 5.00%, (USD LIBOR + 3.50%), 9/29/28(3)	498	493,976
Electron BidCo, Inc., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 11/1/28	375	371,531
Ensemble RCM, LLC, Term Loan, 4.049%, (3 mo. USD LIBOR + 3.75%), 8/3/26	541	539,218

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Hanger, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 3/6/25	$408	$ 405,450
LSCS Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 12/16/28	349	345,779
MDVIP, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	125	123,802
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(5)	108	107,291
Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/1/28	567	563,280
Midwest Physician Administrative Services, LLC, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 3/12/28	198	195,797
National Mentor Holdings, Inc.:
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 3/2/28	881	855,322
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.75%), 3/2/28	25	24,069
Option Care Health, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/27/28	200	198,087
Pacific Dental Services, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/5/28	223	221,033
Pediatric Associates Holding Company, LLC:
Term Loan, 0.00%, 12/29/28(5)	33	32,484
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/29/28	215	212,404
Phoenix Guarantor, Inc.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/5/26	729	721,774
Term Loan, 3.947%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,536	1,520,237
Radnet Management, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/21/28	422	416,869
Select Medical Corporation, Term Loan, 2.71%, (1 mo. USD LIBOR + 2.25%), 3/6/25	2,144	2,123,535
Sound Inpatient Physicians, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/27/25	193	191,538
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	711	705,873
WP CityMD Bidco, LLC, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/22/28	300	298,656
		$ 11,554,553
Health Care Technology — 4.2%
Bracket Intermediate Holding Corp., Term Loan, 4.466%, (3 mo. USD LIBOR + 4.25%), 9/5/25	$338	$ 335,639
Certara L.P., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 8/15/26	955	948,305
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	1,651	1,644,190
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Technology (continued)
eResearchTechnology, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/4/27	$124	$ 123,393
GHX Ultimate Parent Corporation, Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 6/28/24	1,334	1,329,127
Imprivata, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	470	467,899
MedAssets Software Intermediate Holdings, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 12/18/28	500	494,688
Navicure, Inc., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,778	1,775,455
PointClickCare Technologies, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 12/29/27	248	245,644
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	446	441,156
Symplr Software, Inc., Term Loan, 5.251%, (3 mo. USD LIBOR + 4.50%), 12/22/27	397	391,604
Verscend Holding Corp., Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 8/27/25	854	852,480
		$ 9,049,580
Hotels, Restaurants & Leisure — 4.2%
1011778 B.C. Unlimited Liability Company, Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 11/19/26	$1,784	$ 1,749,151
Carnival Corporation:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25	540	527,676
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 10/18/28	1,247	1,220,899
Fertitta Entertainment, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 1/27/29	1,437	1,431,051
Hilton Grand Vacations Borrower, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/2/28	398	396,197
IRB Holding Corp.:
Term Loan, 3.75%, (SOFR + 3.00%, Floor 0.75%), 12/15/27	642	635,857
Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 2/5/25	796	789,792
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	442	433,379
SeaWorld Parks & Entertainment, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 8/25/28	398	394,393
SMG US Midco 2, Inc., Term Loan, 2.844%, (USD LIBOR + 2.50%), 1/23/25(3)	96	92,678
Stars Group Holdings B.V. (The), Term Loan, 3.256%, (3 mo. USD LIBOR + 2.25%), 7/21/26	995	987,538
Twin River Worldwide Holdings, Inc., Term Loan, 3.75%, (6 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/2/28	524	521,232
		$ 9,179,843

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Household Durables — 0.0%(7)
CFS Brands, LLC, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 3/20/25	$96	$ 92,632
		$ 92,632
Household Products — 0.4%
Energizer Holdings, Inc., Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/22/27	$430	$ 421,479
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	494	454,044
		$ 875,523
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corporation, Term Loan, 2.96%, (1 mo. USD LIBOR + 2.50%), 12/16/27	$1,260	$ 1,251,792
		$ 1,251,792
Insurance — 5.2%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$861	$ 852,364
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 5/9/25	170	168,521
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	1,605	1,581,125
AssuredPartners, Inc., Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,296	1,282,856
Hub International Limited:
Term Loan, 3.267%, (1 mo. USD LIBOR + 3.00%), 4/25/25	1,853	1,834,179
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%) , 4/25/25	684	680,830
NFP Corp., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 2/15/27	1,360	1,337,418
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	714	710,554
USI, Inc.:
Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,242	1,235,572
Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 12/2/26	1,530	1,521,109
		$ 11,204,528
Interactive Media & Services — 1.5%
Buzz Merger Sub, Ltd., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/29/27	$221	$ 219,122
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 10/30/26	709	700,183
Borrower/Description	Principal Amount (000's omitted)	Value
Interactive Media & Services (continued)
Camelot U.S. Acquisition 1 Co.: (continued)
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	$444	$ 440,931
Foundational Education Group, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.25%, Floor 0.50%), 8/31/28	249	249,375
Getty Images, Inc., Term Loan, 5.063%, (3 mo. USD LIBOR + 4.50%), 2/19/26	1,291	1,285,706
Match Group, Inc., Term Loan, 2.219%, (3 mo. USD LIBOR + 1.75%), 2/13/27	275	269,672
		$ 3,164,989
Internet & Direct Marketing Retail — 0.4%
Adevinta ASA, Term Loan, 3.756%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$124	$ 122,450
CNT Holdings I Corp., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/8/27	297	295,775
Hoya Midco, LLC, Term Loan, 3.75%, (SOFR + 3.25%, Floor 0.50%), 2/3/29	372	366,989
		$ 785,214
IT Services — 5.8%
Asurion, LLC:
Term Loan, 3.582%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$945	$ 940,641
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/23/26	1,067	1,044,884
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 7/31/27	743	728,424
Term Loan - Second Lien, 5.707%, (1 mo. USD LIBOR + 5.25%), 1/31/28	920	903,516
Cyxtera DC Holdings, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), 5/1/24	714	708,794
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	1,909	1,853,230
EP Purchaser, LLC, Term Loan, 4.506%, (3 mo. USD LIBOR + 3.50%), 11/6/28	200	198,958
Gainwell Acquisition Corp., Term Loan, 5.006%, (3 mo. USD LIBOR + 4.00%), 10/1/27	2,324	2,314,820
Go Daddy Operating Company, LLC, Term Loan, 2.449%, (1 mo. USD LIBOR + 2.00%), 8/10/27	442	438,410
Indy US Bidco, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 3/5/28	272	270,555
Informatica, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%), 10/27/28	1,250	1,237,500
NAB Holdings, LLC, Term Loan, 3.801%, (SOFR + 3.00%), 11/23/28	499	492,640
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	569	558,932

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Sedgwick Claims Management Services, Inc., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 12/31/25	$460	$ 455,624
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	360	350,820
		$ 12,497,748
Leisure Products — 0.1%
Fender Musical Instruments Corporation, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 12/1/28	$150	$ 148,713
		$ 148,713
Life Sciences Tools & Services — 0.9%
Cambrex Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 12/4/26	$123	$ 122,589
Curia Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/30/26	815	809,712
Loire Finco Luxembourg S.a.r.l., Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 4/21/27	123	120,065
Packaging Coordinators Midco, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/30/27	595	592,144
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	225	222,891
		$ 1,867,401
Machinery — 5.4%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/8/27	$440	$ 435,341
American Trailer World Corp., Term Loan, 4.50%, (SOFR + 3.75%, Floor 0.75%), 3/3/28	398	384,279
Conair Holdings, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/17/28	672	662,054
CPM Holdings, Inc., Term Loan, 3.731%, (1 mo. USD LIBOR + 3.50%), 11/17/25	121	119,274
Delachaux Group S.A., Term Loan, 4.799%, (3 mo. USD LIBOR + 4.50%), 4/16/26	165	161,551
DiversiTech Holdings, Inc.:
Term Loan, 0.00%, 12/22/28(5)	69	67,800
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 12/22/28	331	327,700
Engineered Machinery Holdings, Inc., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/19/28	1,090	1,077,698
Filtration Group Corporation:
Term Loan, 3.46%, (1 mo. USD LIBOR + 3.00%), 3/29/25	1,085	1,071,104
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 10/21/28	348	345,420
Gates Global, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 3/31/27	2,306	2,279,409
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
Illuminate Buyer, LLC, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 6/30/27	$305	$ 295,414
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	1,489	1,469,676
Penn Engineering & Manufacturing Corp., Term Loan, 3.506%, (3 mo. USD LIBOR + 2.50%), 6/27/24	1,323	1,312,489
Titan Acquisition Limited, Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 3/28/25	1,128	1,106,283
Vertical US Newco, Inc., Term Loan, 4.011%, (USD LIBOR + 3.50%), 7/30/27(3)	517	513,425
		$ 11,628,917
Media — 3.9%
Charter Communications Operating, LLC, Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 2/1/27	$1,269	$ 1,260,144
CMG Media Corporation, Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 12/17/26	684	674,989
CSC Holdings, LLC:
Term Loan, 2.647%, (1 mo. USD LIBOR + 2.25%), 1/15/26	388	381,730
Term Loan, 2.897%, (1 mo. USD LIBOR + 2.50%), 4/15/27	460	452,671
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	130	129,482
Diamond Sports Group, LLC:
Term Loan, 9.00%, (SOFR + 8.00%, Floor 1.00%), 5/26/26	275	280,129
Term Loan - Second Lien, 3.545%, (SOFR + 3.25%), 8/24/26	1,633	569,925
Entravision Communications Corporation, Term Loan, 2.959%, (1 mo. USD LIBOR + 2.75%), 11/29/24	300	293,071
Gray Television, Inc.:
Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 1/2/26	234	232,532
Term Loan, 3.231%, (1 mo. USD LIBOR + 3.00%), 12/1/28	449	447,238
iHeartCommunications, Inc.:
Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 5/1/26	776	773,057
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/1/26	156	155,403
Magnite, Inc., Term Loan, 5.765%, (USD LIBOR + 5.00%), 4/28/28(3)	273	270,890
MJH Healthcare Holdings, LLC, Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 1/28/29	125	123,438
Nexstar Broadcasting, Inc.:
Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 1/17/24	262	261,266
Term Loan, 2.731%, (1 mo. USD LIBOR + 2.50%), 9/18/26	173	172,082

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Recorded Books, Inc., Term Loan, 4.387%, (1 mo. USD LIBOR + 4.00%), 8/29/25	$94	$ 93,622
Sinclair Television Group, Inc., Term Loan, 2.96%, (1 mo. USD LIBOR + 2.50%), 9/30/26	244	236,945
Univision Communications, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 3/15/24	1,661	1,658,267
		$ 8,466,881
Metals/Mining — 1.2%
Dynacast International, LLC, Term Loan, 10.00%, (3 mo. USD LIBOR + 9.00%, Floor 1.00%), 10/22/25	$246	$ 247,373
PMHC II, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 3/31/25	724	722,240
WireCo WorldGroup, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 11/13/28	223	221,245
Zekelman Industries, Inc., Term Loan, 2.457%, (1 mo. USD LIBOR + 2.00%), 1/24/27	1,499	1,476,448
		$ 2,667,306
Oil, Gas & Consumable Fuels — 1.7%
Buckeye Partners, L.P., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 11/1/26	$1,029	$ 1,023,218
Centurion Pipeline Company, LLC:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 9/29/25	97	95,500
Term Loan, 4.457%, (1 mo. USD LIBOR + 4.00%), 9/28/25	99	97,516
CITGO Holding, Inc., Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 8/1/23	98	96,555
CITGO Petroleum Corporation, Term Loan, 7.25%, (1 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	862	861,838
Freeport LNG Investments, LLP, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/21/28	300	298,163
Oryx Midstream Services Permian Basin, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 10/5/28	374	371,432
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/17/25	116	115,047
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 8/27/26	423	425,336
UGI Energy Services, LLC, Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 8/13/26	389	388,757
		$ 3,773,362
Borrower/Description	Principal Amount (000's omitted)	Value
Paper & Forest Products — 0.2%
Neenah, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 4/6/28	$543	$ 540,708
		$ 540,708
Personal Products — 0.4%
HLF Financing S.a.r.l., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 8/18/25	$376	$ 369,386
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 10/1/26	446	443,133
		$ 812,519
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%), 5/4/25	$1,340	$ 1,322,331
Bausch Health Companies, Inc., Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 6/2/25	302	299,597
Elanco Animal Health Incorporated, Term Loan, 1.98%, (1 mo. USD LIBOR + 1.75%), 8/1/27	732	721,680
Horizon Therapeutics USA, Inc., Term Loan, 2.25%, (1 mo. USD LIBOR + 1.75%, Floor 0.50%), 3/15/28	817	810,012
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	695	693,254
		$ 3,846,874
Professional Services — 2.2%
APFS Staffing Holdings, Inc., Term Loan, 4.75%, (SOFR + 4.25%, Floor 0.50%), 12/29/28	$125	$ 124,610
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	2,687	2,650,232
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	786	783,740
First Advantage Holdings, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 1/31/27	257	255,595
Trans Union, LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/28	825	819,372
Vaco Holdings, LLC, Term Loan, 5.75%, (SOFR + 5.00%, Floor 0.75%), 1/21/29	125	123,882
		$ 4,757,431
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$2,129	$ 2,104,100
		$ 2,104,100

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail — 2.3%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	$891	$ 873,180
Kenan Advantage Group, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	938	927,337
Uber Technologies, Inc.:
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 4/4/25	1,314	1,311,527
Term Loan, 3.957%, (1 mo. USD LIBOR + 3.50%), 2/25/27	1,904	1,899,719
		$ 5,011,763
Semiconductors & Semiconductor Equipment — 0.6%
Allegro Microsystems, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 9/30/27	$17	$ 17,221
Altar Bidco, Inc., Term Loan, 3.85%, (SOFR + 3.35%, Floor 0.50%), 2/1/29	600	593,250
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25	90	89,859
MACOM Technology Solutions Holdings, Inc., Term Loan, 2.707%, (1 mo. USD LIBOR + 2.25%), 5/17/24	103	102,511
Ultra Clean Holdings, Inc., Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 8/27/25	459	457,619
		$ 1,260,460
Software — 25.2%
Applied Systems, Inc.:
Term Loan, 4.006%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$3,421	$ 3,403,025
Term Loan - Second Lien, 6.506%, (3 mo. USD LIBOR + 5.50%), 9/19/25	173	172,623
AppLovin Corporation:
Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 10/25/28	698	694,268
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 8/15/25	1,823	1,816,005
Aptean, Inc., Term Loan, 4.707%, (1 mo. USD LIBOR + 4.25%), 4/23/26	317	313,212
AQA Acquisition Holding, Inc., Term Loan, 5.256%, (3 mo. USD LIBOR + 4.25%), 3/3/28	347	346,217
Astra Acquisition Corp., Term Loan, 5.75%, (1 mo. USD LIBOR + 5.25%, Floor 0.50%), 10/25/28	848	829,858
Banff Merger Sub, Inc.:
Term Loan, 4.207%, (1 mo. USD LIBOR + 3.75%), 10/2/25	3,119	3,104,125
Term Loan - Second Lien, 6.00%, (1 mo. USD LIBOR + 5.50%, Floor 0.50%), 2/27/26	400	397,125
Barracuda Networks, Inc., Term Loan, 4.733%, (3 mo. USD LIBOR + 3.75%), 2/12/25	1,092	1,088,575
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Ceridian HCM Holding, Inc., Term Loan, 2.957%, (1 mo. USD LIBOR + 2.50%), 4/30/25	$555	$ 550,020
Cloudera, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/8/28	1,225	1,214,281
Cornerstone OnDemand, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 10/16/28	625	619,531
Delta TopCo, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	571	562,433
E2open, LLC, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 2/4/28	1,836	1,817,773
ECI Macola Max Holding, LLC, Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 11/9/27	1,534	1,518,260
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	3,486	3,462,702
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	2,591	2,560,974
Fiserv Investment Solutions, Inc., Term Loan, 4.488%, (3 mo. USD LIBOR + 4.00%), 2/18/27	221	220,510
GoTo Group, Inc., Term Loan, 5.218%, (1 mo. USD LIBOR + 4.75%), 8/31/27	765	753,674
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	347	346,392
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	3,624	3,610,672
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	246	243,561
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27	272	268,251
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 12/1/27	1,045	1,031,878
MA FinanceCo., LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	646	641,847
Magenta Buyer, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 7/27/28	1,646	1,634,044
Marcel LUX IV S.a.r.l.:
Term Loan, 3.707%, (1 mo. USD LIBOR + 3.25%), 3/15/26	585	581,306
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/31/27	39	38,932
Mavenir Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 4.75%, Floor 0.50%), 8/18/28	175	174,016
McAfee, LLC, Term Loan, 4.50%, (SOFR + 4.00%, Floor 0.50%), 3/1/29	1,300	1,291,550
Mediaocean, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/15/28	300	297,500
MH Sub I, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 9/13/24	174	172,735

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	$397	$ 395,585
Polaris Newco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	1,294	1,286,520
Proofpoint, Inc., Term Loan, 3.758%, (3 mo. USD LIBOR + 3.25%), 8/31/28	1,097	1,086,534
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	2,736	2,709,572
Seattle Spinco, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 6/21/24	923	912,963
SolarWinds Holdings, Inc., Term Loan, 3.207%, (1 mo. USD LIBOR + 2.75%), 2/5/24	1,402	1,385,156
Sophia, L.P., Term Loan, 4.256%, (3 mo. USD LIBOR + 3.25%), 10/7/27	2,153	2,134,007
Sovos Compliance, LLC:
Term Loan, 4.50%, 8/11/28(5)	48	47,860
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 8/11/28	276	276,448
SS&C European Holdings S.a.r.l., Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 4/16/25	242	239,296
SS&C Technologies, Inc., Term Loan, 2.21%, (1 mo. USD LIBOR + 1.75%), 4/16/25	299	294,779
SurveyMonkey, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 10/10/25	1,313	1,306,592
Tibco Software, Inc., Term Loan, 4.21%, (1 mo. USD LIBOR + 3.75%), 6/30/26	2,614	2,601,135
Turing Midco, LLC, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 3/23/28	124	122,862
Ultimate Software Group, Inc. (The):
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 5/4/26	1,753	1,741,146
Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 5/4/26	634	632,430
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/5/27	297	295,948
Veritas US, Inc., Term Loan, 6.006%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,034	973,087
VS Buyer, LLC, Term Loan, 3.457%, (1 mo. USD LIBOR + 3.00%), 2/28/27	441	438,244
		$ 54,658,039
Specialty Retail — 2.9%
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	$347	$ 343,771
Great Outdoors Group, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/6/28	1,037	1,034,484
Harbor Freight Tools USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 10/19/27	1,582	1,552,474
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	$2,226	$ 2,203,153
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28	572	561,398
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	547	545,608
		$ 6,240,888
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corporation, Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$366	$ 361,969
		$ 361,969
Trading Companies & Distributors — 2.2%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.75%, (1 mo. USD LIBOR + 2.25%, Floor 0.50%), 12/1/27	$741	$ 735,070
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	247	245,435
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	861	860,582
Hillman Group, Inc. (The):
Term Loan, 3.197%, (1 mo. USD LIBOR + 2.75%), 7/14/28	123	120,677
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 7/14/28(5)	30	29,038
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	248	243,104
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/4/28	1,658	1,648,922
SRS Distribution, Inc.:
Term Loan, 4.00%, (USD LIBOR + 3.50%, Floor 0.50%), 6/2/28(3)	423	417,166
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28	175	172,539
TricorBraun Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	298	291,262
		$ 4,763,795
Utilities — 0.5%
CQP Holdco L.P., Term Loan, 4.756%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$993	$ 988,261
		$ 988,261
Total Senior Floating-Rate Loans (identified cost $271,054,053)		$267,760,643

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.5%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.19%(8)	7,610,879	$ 7,610,118
Total Short-Term Investments (identified cost $7,609,222)		$ 7,610,118
Total Investments — 130.9% (identified cost $286,886,001)		$283,652,679
Less Unfunded Loan Commitments — (0.1)%		$ (300,673)
Net Investments — 130.8% (identified cost $286,585,328)		$283,352,006
Notes Payable — (19.8)%		$(43,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (14.8)%		$(32,000,000)
Other Assets, Less Liabilities — 3.8%		$ 8,291,352
Net Assets Applicable to Common Shares — 100.0%		$216,643,358
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2022, the aggregate value of these securities is $1,532,332 or 0.7% of the Trust's net assets applicable to common shares.
(2)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(3)	The stated interest rate represents the weighted average interest rate at March 31, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(4)	This Senior Loan will settle after March 31, 2022, at which time the interest rate will be determined.
(5)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2022 the total value of unfunded loan commitments is $298,160.
(6)	Fixed-rate loan.
(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Floating-Rate 2022 Target Term Trust
March 31, 2022
Portfolio of Investments (Unaudited) — continued

The Trust did not have any open derivative instruments at March 31, 2022.
Affiliated Investments
At March 31, 2022, the value of the Trust's investment in affiliated funds was $7,610,118, which represents 3.5% of the Trust's net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,441,904	$80,081,692	$(78,913,666)	$(695)	$883	$7,610,118	$3,056	7,610,879
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2022, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,281,918	$ —	$ 8,281,918
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	267,459,970	—	267,459,970
Short-Term Investments	—	7,610,118	—	7,610,118
Total Investments	$ —	$283,352,006	$ —	$283,352,006
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2022 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.